Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related Party Transactions
35.	RELATED PARTY TRANSACTIONS

Balances and transactions within the Group had been eliminated upon consolidation. Details of transactions between the Group and other related parties were disclosed as follows:

a.	Related parties

In addition to those disclosed in Note 14, the related parties were as follows:

Related Parties	Relationship with the Company

ASE Cultural and Educational Foundation	Substantial related party
ASE Environmental Protection and Sustainability Foundation	Substantial related party

b.
The Group contributed NT$100,000 thousand (US$3,561 thousand) to ASE Cultural and Educational Foundation in 2018, 2019 and 2020, respectively, for environmental charity in promoting the related domestic environmental protection and public service activities. In December 2020, the Group further resolved to make contributions in the amount of NT$100,000 thousand (US$3,561 thousand) through the ASE Environmental Protection and Sustainability Foundation to continuously implement the activities related to environmental protection projects (Note 37).

c.
The subsidiary, ASE, and HC entered into a joint development agreement in June 2020 under the concept of joint construction. The agreement stipulates that HC will build the plant on the leasehold land and ASE and its affiliates will have the priority to purchase the plant after the completion of the plant construction. The final transaction price will be the purchase price less an amount based on the ratio calculated by independent professional appraisers.

d.
As disclosed in Note 31, USIE repurchased its own 2,805 thousand and 2,685 thousand ordinary shares from the Group’s key management personnel with approximately NT$1,247,187 thousand and NT$1,520,976 thousand (US$54,166 thousand) in July 2019 and September 2020, respectively.

e.
In 2019, ASE purchased real estate properties from associates with the amount of NT$2,326,000 thousand, which was primarily based on the independent professional appraisal reports and has been fully paid in September 2019.

f.	Compensation to key management personnel

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$1,041,216	$1,027,191	$1,264,980	$45,049
Post-employment benefits	3,884	2,208	2,007	72
Share-based payments	9,145	134,544	153,774	5,476

	$1,054,245	$1,163,943	$1,420,761	$50,597

The compensation to the Group’s key management personnel was determined according to personal performance and market trends.